Shareholders' Equity (Details) (USD $)	0 Months Ended
	Sep. 04, 2013	Dec. 31, 2013	Mar. 31, 2013	Aug. 27, 2012	Mar. 31, 2012
Common Stock
Reverse stock split	0.02
Common stock, shares authorized		300,000,000	300,000,000	300,000,000	100,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001		$ 0.001
Common stock issued (in shares)	114,969,415	4,191,658	1,451,914		789,783
Common stock outstanding (in shares)	114,969,415	4,191,658	1,451,914		789,783
Commitments to issue additional shares of common stock under existing service contracts		9,000	13,500
Preferred Stock
Preferred stock, shares authorized			100,000,000	100,000,000	10,000,000
Preferred stock, par value (in dollars per share)			$ 0.001		$ 0.001
Preferred stock, shares issued			0